Acquisitions and Dispositions - Lucas Settlement Agreement (Details) - Lucas Energy, Inc,		1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 26, 2015 USD ($) producing_well	Mar. 31, 2015 USD ($) well	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Pre-merger loan and funding agreement, initial loan receivable amount paid to counterparty	$ 250,000	$ 250,000
Pre-merger loan and funding agreement, loan receivable, stated interest rate	0.50%	0.50%
Pre-merger loan and funding agreement, loan receivable, amount outstanding		$ 600,000
General and Administrative Expenses
Business Acquisition [Line Items]
Noncash merger related costs			$ 0	$ 0	$ 0	$ 1,326,850
Penn Virginia
Business Acquisition [Line Items]
Pre-merger loan and funding agreement, number of well rights assigned	5	5
Aurora Energy Partners
Business Acquisition [Line Items]
Pre-merger loan and funding agreement, payment one of well funding requirement, made by related party		$ 195,928
Pre-merger loan and funding agreement, payment two of well funding requirement, made by related party		317,027
Subsidiaries
Business Acquisition [Line Items]
Pre-merger loan and funding agreement, payment one of well funding requirement, made by related party		195,928
Pre-merger loan and funding agreement, payment two of well funding requirement, made by related party		$ 317,027
Subsidiaries | Earthstone Energy/Oak Vally Resources
Business Acquisition [Line Items]
Pre-merger loan and funding agreement, well funding requirement, number of wells | well		2
Subsidiaries | Penn Virginia
Business Acquisition [Line Items]
Pre-merger loan and funding agreement, well funding requirement, number of wells | well		5